Unaudited Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Current assets:
Cash and cash equivalents		$ 4,498,438	$ 1,659,930
Accounts receivables, net		5,295	175,058
Prepaid expenses and other current assets		599,087	581,169
Inventories, net			13,415
Current assets held-for-sale			1,409,985
Total current assets		5,102,820	3,839,557
Non-current assets:
Property and equipment, net		2,855,459	2,569,561
Intangible assets, net		1,902,556	2,037,043
Right-of-use assets		991,147	1,120,202
Deferred tax assets		708,490	483,870
Non-current assets held-for-sale			932,646
Total non-current assets		6,457,652	7,143,322
TOTAL ASSETS		11,560,472	10,982,879
Current liabilities:
Long-term loans - current		1,429,981
Accounts payables		5,139	185,997
Contract liabilities			51,253
Accrued expenses and other current liabilities		526,262	952,203
Operating lease liabilities - current		356,694	354,123
Current liabilities held-for-sale			1,181,257
Total current liabilities		3,383,606	3,382,259
Non-current liabilities:
Long-term loans			1,395,946
Operating lease liabilities - non-current		726,311	838,982
Other non-current liabilities		1,066,282	1,066,282
Non-current liabilities held-for-sale			135,209
Total non-current liabilities		4,306,088	6,479,184
TOTAL LIABILITIES		7,689,694	9,861,443
Shareholders’ equity:
Ordinary shares, value	[1]		8,697
Additional paid-in capital		42,520,901	37,235,743
Accumulated deficit		(39,417,948)	(37,428,238)
Accumulated other comprehensive income		431,627	357,230
Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity		3,544,083	173,432
Non-controlling interests		326,695	948,004
TOTAL SHAREHOLDERS’ EQUITY		3,870,778	1,121,436
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		11,560,472	10,982,879
Related Party
Current liabilities:
Amounts due to related parties		1,065,530	657,426
Non-current liabilities:
Amounts due to a related party, non-current		2,513,495	3,042,765
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	2,503
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	$ 7,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation by consolidating each 20 ordinary shares, and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares, effective on February 23, 2026.